Schedule of Investments (unaudited) June 30, 2020	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 38.0%
Ambev SA, ADR	13,648,729	$36,032,645
B3 SA — Brasil, Bolsa, Balcao	6,378,350	63,994,919
Banco do Brasil SA	3,639,000	21,307,250
BRF SA, ADR(a)(b)	2,240,073	8,893,090
CCR SA	3,566,600	9,418,609
Magazine Luiza SA	2,062,900	26,918,989
Pagseguro Digital Ltd., Class A(a)(b)	558,057	19,721,734
Petroleo Brasileiro SA, ADR	4,150,044	34,320,864
Ultrapar Participacoes SA	2,348,300	7,860,741
Vale SA, ADR(b)	9,822,386	101,268,800
WEG SA	2,275,300	20,971,977

		350,709,618

Chile — 8.6%
Banco de Chile	137,692,943	12,165,170
Banco Santander Chile, ADR(b)	481,620	7,898,568
Cencosud SA	4,168,717	5,842,097
Empresas CMPC SA	3,485,110	6,931,147
Empresas COPEC SA	1,127,499	7,570,704
Enel Americas SA, ADR	2,262,773	16,993,425
Enel Chile SA	83,565,101	6,252,616
Falabella SA	2,253,906	7,141,306
Sociedad Quimica y Minera de Chile SA, ADR	343,076	8,943,991

		79,739,024

Colombia — 2.6%
Bancolombia SA, ADR	350,151	9,212,473
Ecopetrol SA, ADR	764,245	8,506,047
Interconexion Electrica SA ESP	1,303,950	6,555,877

		24,274,397

Mexico — 22.4%
Alfa SAB de CV, Class A	8,702,100	4,876,972
America Movil SAB de CV, Series L, NVS	72,234,300	46,109,660
Cemex SAB de CV, CPO, NVS	46,893,715	13,150,616
Fibra Uno Administracion SA de CV	9,248,000	7,304,107
Fomento Economico Mexicano SAB de CV	5,757,200	35,501,944
Grupo Financiero Banorte SAB de CV, Class O	7,592,400	26,194,059
Grupo Mexico SAB de CV, Series B	9,887,300	22,862,269
Grupo Televisa SAB, CPO(a)	7,837,500	8,184,484
Infraestructura Energetica Nova SAB de CV	1,610,400	4,622,748
Wal-Mart de Mexico SAB de CV	15,687,000	37,440,518

		206,247,377

Peru — 4.2%
Credicorp Ltd.	207,586	27,748,021

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	263,429	$10,476,571

		38,224,592

Total Common Stocks — 75.8% (Cost: $1,027,410,619)		699,195,008

Preferred Stocks

Brazil — 23.6%
Banco Bradesco SA, Preference Shares, ADR	13,739,412	52,347,160
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	3,008,466	6,167,355
Gerdau SA, Preference Shares, ADR(b)	3,266,237	9,668,062
Itau Unibanco Holding SA, Preference Shares, ADR(b)	15,011,832	70,405,492
Itausa SA, Preference Shares, NVS	13,853,323	24,195,630
Petroleo Brasileiro SA, Preference Shares, ADR(b)	6,941,777	55,325,963

		218,109,662

Total Preferred Stocks — 23.6% (Cost: $422,070,162)		218,109,662

Short-Term Investments

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	75,232,013	75,329,815
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	200,000	200,000

		75,529,815

Total Short-Term Investments — 8.2% (Cost: $75,504,801)		75,529,815

Total Investments in Securities — 107.6% (Cost: $1,524,985,582)		992,834,485

Other Assets, Less Liabilities — (7.6)%		(69,798,311)

Net Assets — 100.0%		$923,036,174

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Latin America 40 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	64,750,102	10,481,911	75,232,013	$75,329,815	$83,617	(b)	$57,891		$18,085
BlackRock Cash Funds: Treasury, SL Agency Shares	450,000	(250,000)	200,000	200,000	367		—		—

				$75,529,815	$83,984		$57,891		$18,085

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	116	09/18/20	$1,914	$(14,684)
MSCI Emerging Markets E-Mini Index	62	09/18/20	3,056	1,146

				$(13,538)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$699,195,008	$—	$—	$699,195,008
Preferred Stocks	218,109,662	—	—	218,109,662
Money Market Funds	75,529,815	—	—	75,529,815

	$992,834,485	$—	$—	$992,834,485

Derivative financial instruments(a)
Assets
Futures Contracts	$1,146	$—	$—	$1,146
Liabilities
Futures Contracts	(14,684)	—	—	(14,684)

	$(13,538)	$—	$—	$(13,538)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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